SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	Mar. 23, 2026	Jan. 27, 2026	Jan. 02, 2026
PJ Marine Singapore Pte Ltd [Member]
Business Combination [Line Items]
Cash consideration paid at closing			$ 965,000
Fair value of deferred consideration			794,032
Total consideration transferred			$ 1,759,032
Peijun Marine Consultant Co Ltd [Member]
Business Combination [Line Items]
Cash consideration paid at closing		$ 250,531
Total consideration transferred		461,111
Fair value of deferred consideration		$ 210,580
PJ Marine Shanghai Co Ltd [Member]
Business Combination [Line Items]
Cash consideration paid at closing	$ 602,500
Fair value of deferred consideration	508,661
Total consideration transferred	$ 1,111,161